Restatement of Previously Issued Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
P3 Health Partners Inc.
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Summary of the effects of the restatement adjustments on each financial statement line item affected by the restatement as of the dates, and for the periods

The following tables summarize the restatement adjustments on each financial statement line item affected by the restatement as of the dates, and for the periods, indicated:

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustment	As Restated
Condensed Consolidated Statement of Operations for the Six Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$294,860,130	$—	$—	$—	$(4,335,073)	$290,525,057
Other Patient Service Revenue	8,122,849	—	—	—	(2,763,520)	5,359,329
Total Operating Revenue	302,982,979	—	—	—	(7,098,593)	295,884,386
Medical Expenses	297,570,662	—	—	—	(565,640)	297,005,022
Total Operating Expenses	335,409,517	—	—	—	(565,640)	334,843,877
Operating Loss	(32,426,538)	—	—	—	(6,532,953)	(38,959,491)
Interest Expense, net	(8,487,374)	—	3,993,325	—	—	(4,494,049)
Total Other Expenses	(19,148,953)	—	3,993,325	—	—	(15,155,628)
Net Loss Attributable to Non-Controlling Interests	(5,241,713)	5,241,713	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(46,333,778)	(5,241,713)	3,993,325	—	(6,532,953)	(54,115,119)

Condensed Consolidated Statement of Operations for the Three Months Ended June 30, 2021 (Unaudited)
Capitated Revenue	$147,159,665	$—	$—	$—	$(5,598,799)	$141,560,866
Other Patient Service Revenue	4,258,933	—	—	—	(1,233,356)	3,025,577
Total Operating Revenue	151,418,598	—	—	—	(6,832,155)	144,586,443
Medical Expenses	150,679,717	—	—	—	(299,200)	150,380,517
Total Operating Expenses	170,856,707	—	—	—	(299,200)	170,557,507
Operating Loss	(19,438,108)	—	—	—	(6,532,955)	(25,971,063)
Interest Expense, net	(4,406,240)	—	2,036,476	—	—	(2,369,764)
Total Other Expenses	(5,529,823)	—	2,036,476	—	—	(3,493,347)
Net Loss Attributable to Non-Controlling Interests	(1,959,421)	1,959,421	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(23,008,510)	(1,959,421)	2,036,476	—	(6,532,955)	(29,464,410)

Condensed Consolidated Statement of Changes in Members' Deficit for the Six Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$1,817,564	$—	$(1,817,564)	$—	$—	$—
Net Loss	(51,575,491)	—	3,993,325	—	(6,532,953)	(54,115,119)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Changes in Members' Deficit for the Three Months Ended June 30, 2021
Preferred Return at 8% for Class A Units	$926,852	$—	$(926,852)	$—	$—	$—
Net Loss	(24,967,931)	—	2,036,476	—	(6,532,955)	(29,464,410)
Balance as of June 30,2021	(146,395,455)	—	6,743,106	(43,656,170)	—	(183,308,519)

Condensed Consolidated Statement of Cash Flows for the Six Months Ended June 30, 2021
Net Loss	$(51,575,491)	$—	$3,993,325	$—	$(6,532,953)	$(54,115,119)
Health Plan Settlements Receivable/Premiums Receivable	(5,320,861)	—	—	—	6,532,953	1,212,092
Class A and Class D Preferred Returns	3,993,325	—	(3,993,325)	—	—	—

Condensed Consolidated Statements of Changes in Members' Deficit for the 3 Months Ended March 31, 2021
Preferred Return at 8% for Class A Units	$890,612	$—	$(890,612)	$—	$—	$—
Net Loss	(26,607,560)	—	1,956,848	—	—	(24,650,712)
Balance as of March 31,2021	(122,918,168)	—	5,633,581	(43,656,269)	6,532,954	(154,407,902)

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2020
Balance as of December 31, 2020	$(97,661,735)	$—	$4,567,346	$(43,656,270)	$6,532,954	$(130,217,705)

*Rounding may cause variances

	As Previously	Network	Preferred Returns	Class A Units	Revenue
	Reported	Adjustments	Adjustments	Adjustments	Adjustments	As Restated
Consolidated Balance Sheet as of December 31, 2020
Health Plan Settlement Receivable	$38,429,833	$—	$—	$—	$6,532,954	$44,962,787
Total Current Assets	84,347,633	—	—	—	6,532,954	90,880,587
Total Assets	99,902,252	—	—	—	6,532,954	106,435,206
Class A Units Subject to Possible Redemption	—	—	—	43,656,270	—	43,656,270
Class D Units Subject to Possible Redemption	51,608,900	—	(4,567,346)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	3,815,034	—	(3,815,034)	—	—	—
Accumulated Equity-Based Compensation	1,368,567	—	—	(921,092)	—	447,475
Retained Loss from Non-Controlling Interests	(18,187,381)	18,187,381	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(126,242,225)	(18,187,381)	8,382,381	(970,908)	6,532,954	(130,485,179)
Total Member’s Deficit	(97,661,735)	—	4,567,346	(43,656,270)	6,532,954	(130,217,705)
Total Liabilities, Mezzanine Equity & Members' Equity (Deficit)	99,902,252	—	—	—	6,532,954	106,435,206

Consolidated Statement of Operations for the Year Ended December 31, 2020
Capitated Revenue	$471,551,241	$—	$—	$—	$9,188,336	$480,739,577
Other Patient Service Revenue	13,990,050	—	—	—	(3,666,102)	10,323,948
Total Operating Revenue	485,541,291	—	—	—	5,522,234	491,063,525
Medical Expenses	485,513,143	—	—	—	(1,010,720)	484,502,423
Total Operating Expenses	520,661,923	—	—	—	(1,010,720)	519,651,203
Operating Loss	(35,120,632)	—	—	—	6,532,954	(28,587,678)
Interest Expense, net	(9,970,260)	—	7,437,080	—	—	(2,533,180)
Total Other Income (Expense)	(10,260,944)	—	7,437,080	—	—	(2,823,864)
Net Loss Attributable to Non-Controlling Interests	(4,307,071)	4,307,071	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(41,074,505)	(4,307,071)	7,437,080	—	6,532,954	(31,411,542)

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2020
Preferred Return(s) at 8% (Class A + Class D Units)	$7,437,080	$—	$(7,437,080)	$—	$—	$—
Net Loss	(45,381,576)	—	7,437,080	—	6,532,954	(31,411,542)
Balance as of December 31, 2020	(97,661,735)	—	4,567,346	(43,656,270)	6,532,954	(130,217,705)

Consolidated Statements of Cash Flows for the Year Ended December 31 2020
Net Loss	$(45,381,576)	$—	$7,437,080	$—	$6,532,954	$(31,411,542)
Health Plan Settlements Receivable/Premiums Receivable	(20,974,286)	—	—	—	(6,532,954)	(27,507,240)
Class A and Class D Preferred Returns	7,437,080	—	(7,437,080)	—	—	—

Consolidated Balance Sheet as of December 31, 2019
Class A Units Subject to Possible Redemption	$—	$—	$—	$43,656,270	$—	$43,656,270
Class D Units Subject to Possible Redemption	47,556,622	—	(515,068)	—	—	47,041,554
Contributed Capital	41,764,270	—	—	(41,764,270)	—	—
Class A Preferred Returns	430,230	—	(430,230)	—	—	—
Accumulated Equity-Based Compensation	921,092	—	—	(921,092)	—	—
Retained Loss from Non-Controlling Interests	(13,880,310)	13,880,310	—	—	—	—
Accumulated Deficit (formerly Accumulated Loss from Controlling Interest)	(85,167,716)	(13,880,310)	945,297	(970,908)	—	(99,073,637)
Total Member’s Deficit	(55,932,434)	—	515,068	(43,656,271)	—	(99,073,637)

Consolidated Statement of Operations for the Year Ended December 31, 2019
Capitated Revenue	$138,727,943	$—	$—	$—	$604,764	$139,332,707
Other Patient Service Revenue	7,166,889	—	—	—	(1,017,484)	6,149,405
Total Operating Revenue	145,894,832	—	—	—	(412,720)	145,482,112
Medical Expenses	141,442,457	—	—	—	(412,720)	141,029,737
Total Operating Expenses	185,430,503	—	—	—	(412,720)	185,017,783
Interest Expense, net	(3,479,139)	—	945,297	—	—	$(2,533,842)
Total Other Income (Expense)	(3,381,184)	—	945,297	—	—	(2,435,887)
Net Loss Attributable to Non-Controlling Interests	(7,907,592)	7,907,592	—	—	—	—
Net Loss (formerly Net Loss Attributable to Controlling Interests)	(35,009,263)	(7,907,592)	945,297	—	—	(41,971,558)

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2019
Preferred Return(s) at 8% (Class A + Class D Units)	$945,298	$—	$(945,298)	$—	$—	$—
Net Loss	(42,916,855)	—	945,297	—	—	(41,971,558)
Conversion of Debt to Class A Units	3,764,025	—	—	(3,764,025)	—	—
Class A Units Issued	11,184,468	—	—	(11,184,468)	—	—
Redemption of Class A Units	(15,000,000)	—	—	15,000,000	—	—
Modification of Class A	—	—	—	(1,892,002)	—	(1,892,002)
Balance as of December 31, 2019	(55,932,434)	—	515,068	(43,656,271)	—	(99,073,637)

Consolidated Statements of Cash Flows for the Year Ended December 31 2019
Net Loss	$(42,916,855)	$—	$945,297	$—	$—	$(41,971,558)
Class A and Class D Preferred Returns	945,297	—	(945,297)	—	—	—

Consolidated Statements of Changes in Members' Deficit for the Year Ended December 31, 2018
Balance as of December 31, 2018	$(13,868,589)	$—	$—	$(41,815,530)	$—	$(55,684,119)